Business Combination - Schedule of Proforma Information of Operations (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Business Combinations [Abstract]
Revenues	$ 131,357	$ 248,915
Net income	$ 8,534	$ 10,162